A, B, C, Select Shares | JPMorgan Equity Index Fund
JPMorgan Equity Index Fund Class/Ticker: A/OGEAX; B/OGEIX; C/OEICX; Select/HLEIX
What is the goal of the Fund?
The Fund seeks investment results that correspond to the aggregate price and dividend performance of securities in the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index).
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 95 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.
SHAREHOLDER FEES (Fees paid directly from your investment)
Shareholder Fees A, B, C, Select Shares JPMorgan Equity Index Fund	Class A		Class B	Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases, as % of the Offering Price	5.25%		none	none	none
Maximum Deferred Sales Charge (Load), as % of Original Cost of Shares	none	[1]	5.00%	1.00%	none
[1]	(under $1 million)

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses A, B, C, Select Shares JPMorgan Equity Index Fund		Class A	Class B		Class C		Select Class
Management Fees		0.25%	0.25%		0.25%		0.25%
Distribution (Rule 12b-1) Fees		0.25%	0.75%		0.75%		none
Other Expenses		0.41%	0.46%		0.42%		0.40%
Shareholder Service Fees		0.25%	0.25%		0.25%		0.25%
Remainder of Other Expenses		0.16%	0.21%	[1]	0.17%	[1]	0.15%	[1]
Total Annual Fund Operating Expenses		0.91%	1.46%		1.42%		0.65%
Fee Waivers and Expense Reimbursements	[2]	(0.46%)	(0.26%)		(0.22%)		(0.45%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[2]	0.45%	1.20%		1.20%		0.20%
[1]	"Remainder of Other Expenses" have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.
[2]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class B, Class C and Select Class Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.45%, 1.20%, 1.20% and 0.20%, respectively, of their average daily net assets. This contract cannot be terminated prior to 11/1/15 at which time the Service Providers will determine whether or not to renew or revise it.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/15 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example A, B, C, Select Shares JPMorgan Equity Index Fund (USD $)	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES	569	756	960	1,546
CLASS B SHARES	622	736	973	1,575
CLASS C SHARES	222	428	755	1,683
SELECT CLASS SHARES	20	163	318	768

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption A, B, C, Select Shares JPMorgan Equity Index Fund (USD $)	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES	569	756	960	1,546
CLASS B SHARES	122	436	773	1,575
CLASS C SHARES	122	428	755	1,683
SELECT CLASS SHARES	20	163	318	768

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.
What are the Fund’s main investment strategies?
The Fund invests in stocks included in the S&P 500 Index[1] and also may invest in stock index futures. The Fund’s adviser attempts to track the aggregate price and dividend performance of securities in the S&P 500 Index to achieve a correlation of at least 0.95 between the performance of the Fund and that of the index without taking into account the Fund’s expenses. Perfect correlation would be 1.00.

The percentage of a stock that the Fund holds will be approximately the same percentage that the stock represents in the S&P 500 Index. The adviser generally picks stocks in the order of their weightings in the S&P 500 Index, starting with the heaviest weighted stock. Under normal circumstances, at least 80% of the Fund’s Assets will be invested in stocks of companies included in the index or indices identified by the Fund and in derivative instruments that provide exposure to stocks of such companies. “Assets” means net assets, plus the amount of borrowings for investment purposes.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts to gain or reduce exposure to its index, maintain liquidity and minimize transaction costs. In managing cash flows, the Fund buys futures contracts to invest incoming cash in the market or sells futures contracts in response to cash outflows, thereby gaining market exposure to the index while maintaining a cash balance for liquidity.

1 “S&P 500” is a registered service mark of Standard & Poor’s Corporation, which does not sponsor and is in no way affiliated with the Fund.
The Fund’s Main Investment Risks

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Index Investing Risk. The Fund is not actively managed and is designed to track the performance of the S&P 500 Index. Therefore, securities may be purchased, retained and sold by the Fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index changes, you can expect a greater risk of loss than would be the case if the Fund were not fully invested in such securities. There is also the risk that the Fund’s performance may not correlate with the performance of the index.

Mid Cap Company Risk. Investments in mid cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Derivative Risk. Derivatives, including futures, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Select Class Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years. The table compares the performance to the S&P 500 Index (including the aggregate price and dividend performance) and the Lipper S&P 500 Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2009	15.90%
Worst Quarter	4th quarter, 2008	–21.92%
The Fund’s year-to-date total return through 9/30/14 was 8.11%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2013)
Average Annual Total Returns A, B, C, Select Shares JPMorgan Equity Index Fund	Past 1 Year	Past 5 Years	Past 10 Years
SELECT CLASS SHARES	32.10%	17.75%	7.21%
SELECT CLASS SHARES Return After Taxes on Distributions	29.74%	17.03%	6.73%
SELECT CLASS SHARES Return After Taxes on Distributions and Sale of Fund Shares	19.92%	14.42%	5.85%
CLASS A SHARES	24.85%	16.19%	6.37%
CLASS B SHARES	25.76%	16.36%	6.30%
CLASS C SHARES	29.78%	16.58%	6.15%
S&P 500 INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	32.39%	17.94%	7.41%
LIPPER S&P 500 FUNDS INDEX (Reflects No Deduction for Taxes)	32.05%	17.67%	7.16%

After-tax returns are shown only for the Select Class Shares, and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.